May 3, 2022

Q3 ALL-WEATHER SECTOR ROTATION FUND

Investor Class (QAWSX)

Institutional Class (QAISX)

Q3 ALL-WEATHER TACTICAL FUND

Investor Class (QAWTX)

Institutional Class (QAITX)

C Class (QACTX)

Each A Series of Ultimus Managers Trust

Supplement to Prospectus and Summary Prospectus, each dated March 30, 2022, as supplemented on April 12, 2022, and Statement of Additional Information,

dated March 30, 2022

This supplement updates certain information in the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) of the Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (collectively, the “Funds”), each a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of a Funds’ Prospectus, Summary Prospectus or SAI, free of charge, please visit the Funds’ website at www.Q3AllWeatherFunds.com or call the Funds toll free at 1-855-784-2399.

The following changes to the Prospectus and Summary Prospectus are made in the section entitled “Risk/Return Summary”:

For the Q3 All-Weather Sector Rotation Fund, in the subsection entitled “Performance Summary”, the following replaces the chart entitled “Average Annual Total Returns for Periods Ended December 31, 2021” in its entirety, beginning on page 8 of the Prospectus and page 4 of the Summary Prospectus:

Average Annual Total Returns for Periods Ended December 31, 2021	One Year	Since Inception (December 30, 2019)
Institutional Class
Return Before Taxes .......................................................	5.76%	4.82%
Return After Taxes on Distributions ...............................	3.45%	3.64%
Return After Taxes on Distributions and Sale of Fund Shares .........................................................	3.61%	3.27%
Investor Class
Return Before Taxes ......................................................	5.58%	4.58%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	9.40%	10.85%
Morningstar Moderately Aggressive Target Index** (reflects no deduction for fees, expenses or taxes) .....	14.04%	13.84%

**Prior to April 21, 2022, the Morningstar Moderate Target Risk Index was used as the Sector Rotation Fund’s primary benchmark and the Morningstar Moderately Aggressive Target Risk Index was used as the Sector Rotation Fund’s secondary benchmark. The Dow Jones Moderate Portfolio Index is a capitalization weighted index of the 1,000 largest domestic stocks and, like the S&P 500, widely followed and understood by investors. The Dow Jones Moderate Portfolio Index measures a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index's downside risk. The Adviser believes the Dow Jones Moderate Portfolio Index is a more appropriate benchmark for the Sector Rotation Fund and, therefore, the Dow Jones Moderate Portfolio Index will replace the Morningstar Moderate Target Risk Index in future Prospectuses.

For the Q3 All-Weather Tactical Fund, in the subsection entitled “Performance Summary”, the following replaces the chart entitled “Average Annual Total Returns for Periods Ended December 31, 2021” in its entirety, beginning on page 17 of the Prospectus and page 4 of the Summary Prospectus:

Average Annual Total Returns for Periods Ended December 31, 2021	One Year	Since Inception (December 30, 2019)
Institutional Class
Return Before Taxes	16.83%	21.44%
Return After Taxes on Distributions	13.45%	17.96%
Return After Taxes on Distributions and Sale of Fund Shares	10.02%	15.13%
Investor Class
Return Before Taxes	15.80%	20.62%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	9.40%	10.85%
Morningstar Moderate Target Risk Index** (reflects no deduction for fees, expenses or taxes)	10.19%	11.53%

**Prior to April 21, 2022, the Morningstar Moderate Target Risk Index was used as the Tactical Fund’s primary benchmark and the Morningstar Moderately Aggressive Target Risk Index was used as the Tactical Fund’s secondary benchmark. The Dow Jones Moderate Portfolio Index is a capitalization weighted index of the 1,000 largest domestic stocks and, like the S&P 500, widely followed and understood by investors. The Dow Jones Moderate Portfolio Index measures a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index's downside risk. The Adviser believes the Dow Jones Moderate Portfolio Index is a more appropriate benchmark for the Tactical Fund and, therefore, the Dow Jones Moderate Portfolio Index will replace the Morningstar Moderate Target Risk Index in future Prospectuses.

The following changes to the SAI are made in the section entitled “GENERAL INFORMATION”.

The following disclosure replaces, in its entirety, the subsection entitled “Benchmark Descriptions” entirely on page 33 in the SAI:

“The Dow Jones Moderate Portfolio Index is the benchmark for each Fund and is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderate Portfolio Index risk level is set to 60% of the Dow Jones Global Stock CMAC Index's downside risk (past 36 months).”

If you have any questions regarding the Funds, please call 1-855-784-2399.

Investors Should Retain this Supplement for Future Reference.